Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DELAWARE VIP TRUST
Entity Central Index Key	0000814230
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000006666 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Value Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$37	0.75%
^	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 1,648,987,941
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,689,438
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$1,648,987,941
Total number of portfolio holdings	106
Total advisory fees paid	$5,689,438
Portfolio turnover rate	13%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.48%
Industrials	19.93%
Consumer Discretionary	8.78%
Information Technology	8.46%
Real Estate	8.40%
Energy	6.15%
Materials	5.61%
Utilities	5.20%
Healthcare	3.13%
Consumer Staples	1.76%

Top 10 equity holdings
Axis Capital Holdings	2.03%
Hancock Whitney	1.95%
Webster Financial	1.83%
FNB	1.72%
Synovus Financial	1.71%
MasTec	1.69%
ITT	1.68%
TTM Technologies	1.64%
Old National Bancorp	1.59%
East West Bancorp	1.57%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	2.03%
Hancock Whitney	1.95%
Webster Financial	1.83%
FNB	1.72%
Synovus Financial	1.71%
MasTec	1.69%
ITT	1.68%
TTM Technologies	1.64%
Old National Bancorp	1.59%
East West Bancorp	1.57%

C000006665 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Small Cap Value Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Small Cap Value Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$52	1.05%
^	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[2]
Net Assets	$ 1,648,987,941
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 5,689,438
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$1,648,987,941
Total number of portfolio holdings	106
Total advisory fees paid	$5,689,438
Portfolio turnover rate	13%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.48%
Industrials	19.93%
Consumer Discretionary	8.78%
Information Technology	8.46%
Real Estate	8.40%
Energy	6.15%
Materials	5.61%
Utilities	5.20%
Healthcare	3.13%
Consumer Staples	1.76%

Top 10 equity holdings
Axis Capital Holdings	2.03%
Hancock Whitney	1.95%
Webster Financial	1.83%
FNB	1.72%
Synovus Financial	1.71%
MasTec	1.69%
ITT	1.68%
TTM Technologies	1.64%
Old National Bancorp	1.59%
East West Bancorp	1.57%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Axis Capital Holdings	2.03%
Hancock Whitney	1.95%
Webster Financial	1.83%
FNB	1.72%
Synovus Financial	1.71%
MasTec	1.69%
ITT	1.68%
TTM Technologies	1.64%
Old National Bancorp	1.59%
East West Bancorp	1.57%

C000006679 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Emerging Markets Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$66	1.17%
^	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.17%	[3]
Net Assets	$ 705,010,529
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 3,279,516
Investment Company Portfolio Turnover	0.00%	[4]
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2025)
Series net assets	$705,010,529
Total number of portfolio holdings	93
Total advisory fees paid	$3,279,516
Portfolio turnover rate	0%[1]
[1]	Amount is less than 0.50%.

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	34.40%
Taiwan	21.39%
China	15.40%
India	13.72%
Brazil	4.43%
Mexico	3.73%
Türkiye	2.13%
Peru	1.32%
Argentina	1.15%
Indonesia	0.83%

Sector allocation*
Information Technology	41.59%
Industrials	15.36%
Financials	9.98%
Energy	9.20%
Consumer Discretionary	9.08%
Communication Services	8.08%
Consumer Staples	2.65%
Materials	2.38%
Healthcare	1.08%
Utilities	0.72%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.67%
SK Square	13.74%
SK Hynix	11.05%
Reliance Industries GDR	4.36%
Samsung Electronics	4.22%
Reliance Industries	4.01%
Tencent Holdings	2.97%
MediaTek	2.72%
HDFC Bank	2.20%
Alibaba Group Holding ADR	2.11%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.67%
SK Square	13.74%
SK Hynix	11.05%
Reliance Industries GDR	4.36%
Samsung Electronics	4.22%
Reliance Industries	4.01%
Tencent Holdings	2.97%
MediaTek	2.72%
HDFC Bank	2.20%
Alibaba Group Holding ADR	2.11%

C000006680 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Emerging Markets Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Emerging Markets Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$83	1.47%
^	Annualized.

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.47%	[5]
Net Assets	$ 705,010,529
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 3,279,516
Investment Company Portfolio Turnover	0.00%	[6]
Additional Fund Statistics [Text Block]
Series statistics (as of June 30, 2025)
Series net assets	$705,010,529
Total number of portfolio holdings	93
Total advisory fees paid	$3,279,516
Portfolio turnover rate	0%[1]
[1]	Amount is less than 0.50%.

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Country allocation
South Korea	34.40%
Taiwan	21.39%
China	15.40%
India	13.72%
Brazil	4.43%
Mexico	3.73%
Türkiye	2.13%
Peru	1.32%
Argentina	1.15%
Indonesia	0.83%

Sector allocation*
Information Technology	41.59%
Industrials	15.36%
Financials	9.98%
Energy	9.20%
Consumer Discretionary	9.08%
Communication Services	8.08%
Consumer Staples	2.65%
Materials	2.38%
Healthcare	1.08%
Utilities	0.72%
Real Estate	0.56%

Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.67%
SK Square	13.74%
SK Hynix	11.05%
Reliance Industries GDR	4.36%
Samsung Electronics	4.22%
Reliance Industries	4.01%
Tencent Holdings	2.97%
MediaTek	2.72%
HDFC Bank	2.20%
Alibaba Group Holding ADR	2.11%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Taiwan Semiconductor Manufacturing	18.67%
SK Square	13.74%
SK Hynix	11.05%
Reliance Industries GDR	4.36%
Samsung Electronics	4.22%
Reliance Industries	4.01%
Tencent Holdings	2.97%
MediaTek	2.72%
HDFC Bank	2.20%
Alibaba Group Holding ADR	2.11%

C000212992 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Opportunity Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Opportunity Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$41	0.83%
^	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%	[7]
Net Assets	$ 74,577,474
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 244,019
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$74,577,474
Total number of portfolio holdings	123
Total advisory fees paid	$244,019
Portfolio turnover rate	9%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Industrials	21.16%
Financials	18.50%
Information Technology	13.52%
Healthcare	12.82%
Consumer Discretionary	9.05%
Real Estate	6.82%
Materials	4.06%
Consumer Staples	3.79%
Energy	3.74%
Communication Services	2.42%
Utilities	1.79%

Top 10 equity holdings
East West Bancorp	2.06%
Casey's General Stores	1.93%
Guidewire Software	1.79%
Axis Capital Holdings	1.79%
Webster Financial	1.65%
Reliance	1.48%
Dick's Sporting Goods	1.46%
Pinnacle Financial Partners	1.42%
Reinsurance Group of America	1.35%
Expand Energy	1.34%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
East West Bancorp	2.06%
Casey's General Stores	1.93%
Guidewire Software	1.79%
Axis Capital Holdings	1.79%
Webster Financial	1.65%
Reliance	1.48%
Dick's Sporting Goods	1.46%
Pinnacle Financial Partners	1.42%
Reinsurance Group of America	1.35%
Expand Energy	1.34%

C000212995 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Total Return Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$42	0.83%
^	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.83%	[8]
Net Assets	$ 36,507,932
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 76,241
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$36,507,932
Total number of portfolio holdings	314
Total advisory fees paid	$76,241
Portfolio turnover rate	59%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.34%
US Treasury Obligations	28.58%
Exchange-Traded Funds	9.21%
Corporate Bonds	5.43%
Short-Term Investments	0.53%
Preferred Stock	0.08%

C000212994 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Total Return Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Total Return Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$57	1.13%
^	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%	[9]
Net Assets	$ 36,507,932
Holdings Count | Holding	314
Advisory Fees Paid, Amount	$ 76,241
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$36,507,932
Total number of portfolio holdings	314
Total advisory fees paid	$76,241
Portfolio turnover rate	59%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
Common Stocks	55.34%
US Treasury Obligations	28.58%
Exchange-Traded Funds	9.21%
Corporate Bonds	5.43%
Short-Term Investments	0.53%
Preferred Stock	0.08%

C000212997 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Fund for Income Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$38	0.74%
^	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[10]
Net Assets	$ 71,292,075
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 188,393
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$71,292,075
Total number of portfolio holdings	243
Total advisory fees paid	$188,393
Portfolio turnover rate	23%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	10.72%
Media	9.76%
Capital Goods	8.84%
Basic Industry	8.55%
Healthcare	8.21%
Financial Services	6.86%
Leisure	5.30%
Telecommunications	5.27%
Technology & Electronics	5.09%
Services	4.64%

C000234377 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Fund for Income Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Fund for Income Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$53	1.04%
^	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[11]
Net Assets	$ 71,292,075
Holdings Count | Holding	243
Advisory Fees Paid, Amount	$ 188,393
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$71,292,075
Total number of portfolio holdings	243
Total advisory fees paid	$188,393
Portfolio turnover rate	23%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Energy	10.72%
Media	9.76%
Capital Goods	8.84%
Basic Industry	8.55%
Healthcare	8.21%
Financial Services	6.86%
Leisure	5.30%
Telecommunications	5.27%
Technology & Electronics	5.09%
Services	4.64%

C000212999 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth Equity Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Growth Equity Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atmacquarie.com/mam/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$39	0.77%
^	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[12]
Net Assets	$ 119,902,016
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 371,867
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$119,902,016
Total number of portfolio holdings	37
Total advisory fees paid	$371,867
Portfolio turnover rate	10%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Information Technology	45.47%
Financials	15.83%
Healthcare	9.80%
Consumer Discretionary	9.10%
Industrials	7.77%
Communication Services	6.14%
Real Estate	3.85%
Consumer Staples	2.03%

Top 10 equity holdings
Microsoft	13.21%
NVIDIA	12.10%
Apple	5.96%
Alphabet Class A	5.89%
Amazon.com	5.14%
Visa Class A	4.77%
Intercontinental Exchange	3.69%
Mastercard Class A	3.06%
Intuit	2.89%
Salesforce	2.70%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Microsoft	13.21%
NVIDIA	12.10%
Apple	5.96%
Alphabet Class A	5.89%
Amazon.com	5.14%
Visa Class A	4.77%
Intercontinental Exchange	3.69%
Mastercard Class A	3.06%
Intuit	2.89%
Salesforce	2.70%

C000213000 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Growth and Income Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Growth and Income Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series atmacquarie.com/mam/vip-literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$35	0.68%
^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[13]
Net Assets	$ 849,777,703
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 2,387,987
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$849,777,703
Total number of portfolio holdings	54
Total advisory fees paid	$2,387,987
Portfolio turnover rate	22%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The tables below show the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation*
Financials	29.29%
Healthcare	18.66%
Communication Services	11.99%
Information Technology	10.92%
Consumer Discretionary	8.62%
Industrials	8.13%
Consumer Staples	6.13%
Energy	4.39%

Top 10 equity holdings
Cisco Systems	4.74%
Exxon Mobil	4.39%
Philip Morris International	4.20%
Gilead Sciences	3.62%
CVS Health	3.61%
Citigroup	3.59%
McKesson	3.25%
Booking Holdings	3.19%
Cigna Group	3.18%
Bristol-Myers Squibb	2.88%
*  Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.

Largest Holdings [Text Block]
Top 10 equity holdings
Cisco Systems	4.74%
Exxon Mobil	4.39%
Philip Morris International	4.20%
Gilead Sciences	3.62%
CVS Health	3.61%
Citigroup	3.59%
McKesson	3.25%
Booking Holdings	3.19%
Cigna Group	3.18%
Bristol-Myers Squibb	2.88%

C000213002 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Investment Grade Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$32	0.63%
^	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[14]
Net Assets	$ 30,802,748
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 33,328
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$30,802,748
Total number of portfolio holdings	201
Total advisory fees paid	$33,328
Portfolio turnover rate	85%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	22.70%
Electric	9.67%
Consumer Non-Cyclical	9.47%
Communications	9.05%
Capital Goods	8.55%
Technology	8.13%
Energy	6.43%
Insurance	6.16%
Finance Companies	3.63%
Real Estate Investment Trusts	3.35%

C000213003 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Investment Grade Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Investment Grade Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Service Class	$47	0.93%
^	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%	[15]
Net Assets	$ 30,802,748
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 33,328
Investment Company Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$30,802,748
Total number of portfolio holdings	201
Total advisory fees paid	$33,328
Portfolio turnover rate	85%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Sector allocation
Banking	22.70%
Electric	9.67%
Consumer Non-Cyclical	9.47%
Communications	9.05%
Capital Goods	8.55%
Technology	8.13%
Energy	6.43%
Insurance	6.16%
Finance Companies	3.63%
Real Estate Investment Trusts	3.35%

C000213004 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie VIP Limited Duration Bond Series
Class Name	Standard Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Macquarie VIP Limited Duration Bond Series (Series) for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Series at macquarie.com/mam/vip-literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/vip-literature
Expenses [Text Block]
What were the Series' costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Standard Class	$27	0.53%
^	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.53%	[16]
Net Assets	$ 15,841,684
Holdings Count | Holding	129
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	102.00%
Additional Fund Statistics [Text Block]	Series statistics (as of June 30, 2025)
Series net assets	$15,841,684
Total number of portfolio holdings	129
Total advisory fees paid	$0
Portfolio turnover rate	102%

Holdings [Text Block]
Series holdings (as of June 30, 2025)
The table below shows the investment makeup of the Series, with each category representing a percentage of the total net assets of the Series.
Portfolio composition
US Treasury Obligations	38.85%
Corporate Bonds	29.34%
Non-Agency Asset-Backed Securities	19.23%
Agency Mortgage-Backed Securities	6.15%
Non-Agency Collateralized Mortgage Obligations	2.08%
Collateralized Loan Obligations	1.58%
Short-Term Investments	0.90%
Agency Collateralized Mortgage Obligations	0.86%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Amount is less than 0.50%.
[5]	Annualized.
[6]	Amount is less than 0.50%.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
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[14]	Annualized.
[15]	Annualized.
[16]	Annualized.